Schedule of Earnings per Share (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss attributable to the Company's shareholders	$ (4,775,996)	$ 985,863	$ (2,941,679)	$ 1,409,834	$ (3,790,132)	$ (1,531,845)	$ (17,144,531)	$ 20,117,773
Net (loss) income attributable to the Company's shareholders	$ (4,775,996)		$ (2,941,679)		$ (3,790,132)	$ (1,531,845)		$ 20,117,773
Weighted-average common shares outstanding – basic	42,999,413	42,999,413	25,973,406		43,048,254	25,973,406	27,339,180	25,391,084
Net loss per share, basic	$ (0.11)	$ (0.11)	$ (0.11)		$ (0.09)	$ (0.06)	$ (0.63)	$ 0.79
Net income attributable to the Company's shareholders								$ 20,117,773
Weighted-average common shares outstanding-diluted	42,999,413		25,973,406		43,048,254	25,973,406	27,339,180	27,011,482
Net loss per share, diluted	$ (0.11)		$ (0.11)		$ (0.09)	$ (0.06)	$ (0.63)	$ 0.74